Intangible Assets Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Costs:
Courseware license	200,079	192,893	30,752
Franchise agreements	61,133	61,120	9,744
Student base	94,875	94,757	15,107
Trademarks	47,040	45,343	7,229
Purchased software	16,783	16,833	2,684
Teaching course materials	10,747	11,217	1,788

	430,657	422,163	67,304

Accumulated amortization:
Courseware license	(56,862)	(57,868)	(9,226)
Franchise agreements	(60,818)	(60,844)	(9,700)
Student base	(91,875)	(92,404)	(14,732)
Trademarks	(12,893)	(13,198)	(2,104)
Purchased software	(4,420)	(4,820)	(769)
Teaching course materials	(3,174)	(3,425)	(546)

	(230,042)	(232,559)	(37,077)

Net carrying amount	200,615	189,604	30,227

The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Costs:
Courseware license	213,509	200,079	30,752
Franchise agreements	60,800	61,133	9,396
Student base	91,960	94,875	14,582
Trademarks	48,419	47,040	7,230
Purchased software	14,101	16,783	2,579
Teaching course materials	10,786	10,747	1,652

	439,575	430,657	66,191

Accumulated amortization:
Courseware license	(46,261)	(56,862)	(8,740)
Franchise agreements	(60,800)	(60,818)	(9,348)
Student base	(90,916)	(91,875)	(14,121)
Trademarks	(10,490)	(12,893)	(1,982)
Purchased software	(3,041)	(4,420)	(678)
Teaching course materials	(2,116)	(3,174)	(488)

	(213,624)	(230,042)	(35,357)

Net carrying amount	225,951	200,615	30,834